Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cost Of Sales [Abstract]
Site maintenance		$ 54,073	$ 35,307		$ 26,845
Payroll, salaries and associated expenses		8,800	6,646		6,408
Insurance		9,497	5,835		3,450
Municipal taxes		4,431	3,526		2,133
Lease		1,133	1,083		851
Expenses associated with facility construction services		2,762	397		751
Total	[1]	$ 80,696	$ 52,794	[2]	$ 40,438	[2]

[1]	Excluding depreciation and amortization.
[2]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.